Business Combination (Tables)	12 Months Ended
Mar. 31, 2024
Business Combinations [Abstract]
Asset acquired liabilities assumed In business combination
The following table provides a purchase price allocation
to
the identifiable assets acquired and liabilities assumed
of
eHDFC group and the noncontrolling interest at their estimated fair values as of the acquisition date.

Particulars	As of July 1, 2023,
	(In millions)
Consideration
Common equity share issued (3,110,396,492 shares of the Bank)	R s.	5,292,028.6	US$	63,499.3
Share-based compensation		35,240.7		422.9
Share w arrants		10,472.2		125.7

Fair value of total consideration transferred		5,337,741.5		64,047.9
Settlement of p re-existing relationship (refer note below)		(69,312.6)		(831.7)

Investment in the Bank by eHDFC (refer note below)		(1,981,494.4)		(23,776.0)

Fair value of net purchase consideration transferred		3,286,934.5		39,440.2

Acquisition-related costs		1,900.0		22.8

Less:
A. Recognised amounts of identifiable assets acquired
Cash and due from banks		10,344.1		124.1
Investment securities		2,842,356.2		34,105.5
Loans - Net		6,428,635.4		77,137.5
Accrued interest receivable		37,276.7		447.3
Property and equipment		39,136.2		469.6
Identified intangibles assets		1,434,818.1		17,216.4
Other assets		622,978.8		7,475.1
Separate account assets		857,528.7		10,289.5

Total estimated assets acquired		12,273,074.2		147,265.0

Add:
B. Recognized amounts of identifiable liabilities assumed and Noncontrolling Interests
Deposits		1,571,204.5		18,852.9
Accrued expenses and other liabilities		781,742.3		9,380.0
Borrowings		4,977,276.5		59,722.5
Separate account liabilities		857,528.7		10,289.5
Liabilities on policies in force		1,499,749.1		17,995.5
Noncontrolling Interest in eHDFC subsidiaries		926,787.1		11,120.6

Total estimated liabilities assumed		10,614,288.2		127,361.0

Goodwill		1,628,148.5		19,536.2

Goodwill recorded as a result of the acquisition to the Bank's reportable segments	The assignment of Goodwill recorded as a result of the acquisition to the Bank’s reportable segments is as follows:

Particulars	As of July 1, 2023,
	(In millions)
Retail Banking	Rs.	368,079.6	US$	4,416.6
Wholesale Banking		71,617.3		859.3
Insurance Services		959,080.0		11,508.0
Others		229,371.6		2,752.3

Total		1,628,148.5		19,536.2

Major class of identifiable acquired intangible assets and estimated period of amortisation	The following table summarizes the major class of identifiable acquired intangible assets and estimated period of amortization-

	As of July 1, 2023
	Estimated Fair Value (In millions)				Useful lives (in years)	Valuation Methodology
Intangible asset

Brand	Rs.	750,758.2	US$	9,008.4	Indefinite life	Relief from royalty method (a)
Investment management contract		369,785.6		4,437.1	Indefinite life	Multi-period excess earnings method (b)
Value of business acquired		221,738.5		2,660.6	Life of the underlying contracts	Refer below (c)
Distribution network		59,543.2		714.5	17	Multi-period excess earnings method (b)
Customer relationship		29,874.9		358.4	17	Multi-period excess earnings method (b)
Transferable development rights		3,117.7		37.4	8	Comparison method

Total		1,434,818.1		17,216.4

Pro forma financial information	The
unaudited pro forma information should not be relied upon as being indicative of the historical results of operations that would have occurred had the acquisition taken place on April 01, 2022.

	As of
Particulars	March 31, 2023				March 31, 2024
	(In million)
Revenue (a)	Rs.	2,147,961.5	US$	25,773.5	Rs.	2,303,956.6	US$	27,645.3
Net Income		636,783.4		7,640.8		645,526.0		7,745.7
(a) Revenue includes net interest revenue and non-interest revenue. Acquisition costs are included in the periods where such expenses are incurred

Details of PCD of eHDFC	Following are the details of PCD of eHDFC acquired.

	As of July 1, 2023
Particulars	Wholesale		Retail		Total		Total
	(In millions)

Par value of PCD l oans at acquisition	Rs	. 72,684.7	Rs	. 43,961.6	Rs	. 116,646.3	US	$ 1,399.6
Allowance for credit losses on PCD l oans at acquisition		36,487.3		2,927.9		39,415.2		472.9
Fair value of receivables at acquisition		36,197.4		41,003.0		77,200.4		926.3
Non-credit discount/(premium) on PCD loans at acquisition		—		30.7		30.7		0.4

Details of pre-exiting relationship between HDFC Bank group ("the Bank and its subsidiaries") and eHDFC group
Following are the details of
pre-exiting
relationship between HDFC Bank group (“the Bank and its subsidiaries”) and eHDFC group:

As of July 1, 2023
(In millions)
Financial statement line items
Cash and due from Banks	Rs	. 52,875.3	US$	634.4
Investments, available for sale, at market		18,407.5		220.9
Accrued expenses and other liabilities		(5,777.5)		(69.3)
Other assets		3,807.3		45.7

Net Assets		R s . 69,312.6	US$	831.7